Note 10 - Commitments and Contingencies (Details) - Future Minimum Payments for Base Rent (USD $)	Sep. 30, 2014
Future Minimum Payments for Base Rent [Abstract]
$ 41,250
42,486
43,764
45,078
22,872
$ 195,450